Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]

The following is a reconciliation of the changes in the ARO from January 1, 2015 to December 31, 2016:

(In millions)	2016	2015
ARO at beginning of period	$17	$—
Liabilities assumed in conjunction with the MarkWest Merger	—	15
Liabilities incurred	8	2
Adjustments to AROs	(1)	—
Accretion expense	1	—
ARO at end of period	$25	$17